Derivatives - Summary of detailed information about fair value and notional amounts of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Positive	$ 21	$ 10
Negative	(13)	(61)
Derivatives designated in a hedged relationship | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Positive	2	4
Negative	(1)	(1)
Nominal amount	2,883	3,805
Derivatives not designated in a hedged relationship | Currency forwards
Disclosure of detailed information about hedging instruments [line items]
Positive	20	6
Negative	(12)	(60)
Nominal amount	$ 5,413	$ 3,588